Consolidated Statements of Changes In Shareholders' Equity - USD ($)	Share Capital Common Shares Issued on Public Offering [member]	Share Capital Compensation Options Issued to Brokers [member]	Share Capital Warrants Issued on Public Offering [member]	Share Capital	Equity Component of Convertible Debentures [Member]	Warrants and Compensation Options [Member] Compensation Options Issued to Brokers [member]	Warrants and Compensation Options [Member] Warrants Issued with Debt Financing [member]	Warrants and Compensation Options [Member] Warrants Issued [Member]	Warrants and Compensation Options [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Deficit [Member]	Total
Beginning balance at Dec. 31, 2017				$ 103,616,221					$ 5,985,378	$ 32,102,967	$ (1,758,632)	$ (116,873,153)	$ 23,072,781
Statement Line Items [Line Items]
Funds from the exercise of stock options				87,974									87,974
Fair value of stock options exercised				82,330						(82,330)
Funds from the exercise of warrants and compensation warrants				1,028,471
Fair value of warrants and compensation warrants exercised				447,270					(447,270)
Conversion of convertible debentures
Fair value of warrants issued on conversion of convertible debentures
Exercise of warrants issued in conjunction with debt financing
Common shares issued to settle accounts payable
Equity issued	$ 10,663,548	$ (479,204)	$ (2,286,426)			$ 479,204		$ 2,286,426		36,042,754
Share issue costs				(1,131,990)
Fair value of equity component of convertible debentures
Stock-based compensation										4,022,117
Other comprehensive income (loss) attributable to common shareholders - translation adjustment											(324,882)		(16,322,779)
Net loss												(16,322,779)	(16,322,779)
Ending balance at Dec. 31, 2018				112,028,194					8,303,738	36,042,754	(2,083,514)	(133,195,932)	21,095,240
Statement Line Items [Line Items]
Funds from the exercise of stock options				60,028									60,028
Fair value of stock options exercised				55,950						(55,950)
Funds from the exercise of warrants and compensation warrants
Fair value of warrants and compensation warrants exercised
Equity issued							$ 221,620
Share issue costs
Fair value of equity component of convertible debentures					627,511
Stock-based compensation										2,812,533
Other comprehensive income (loss) attributable to common shareholders - translation adjustment											174,799		(5,952,875)
Net loss												(5,952,875)	(5,952,875)
Ending balance at Dec. 31, 2019				112,144,172	627,511				8,525,358	38,799,337	(1,908,715)	(139,148,807)	19,038,856
Statement Line Items [Line Items]
Funds from the exercise of stock options				794,808									794,808
Fair value of stock options exercised				768,356						(768,356)
Funds from the exercise of warrants and compensation warrants				293,642									293,642
Fair value of warrants and compensation warrants exercised				127,964					(127,964)
Fair value of expired warrants and compensation options									(2,765,630)	2,765,630
Fair value of early conversion of convertible debentures										(1,877)
Fair value of warrants issued on the exercise of convertible debentures									146,858
Conversion of convertible debentures				369,545
Fair value of warrants issued on conversion of convertible debentures				(146,858)
Exercise of warrants issued in conjunction with debt financing				221,620									221,620
Common shares issued to settle accounts payable				13,011
Equity issued							$ (221,620)
Fair value of equity component of convertible debentures					(62,390)								369,545
Stock-based compensation										3,612,945
Other comprehensive income (loss) attributable to common shareholders - translation adjustment											(74,497)		(18,169,070)
Net loss												(18,169,070)	(18,169,070)
Ending balance at Dec. 31, 2020				$ 114,586,260	$ 565,121				$ 5,557,002	$ 44,407,679	$ (1,983,212)	$ (157,317,877)	$ 5,814,973